Accounts receivable, net	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Accounts receivable, net
3	Accounts receivable, net

	December 31, 2025	June 30, 2026	June 30, 2026
	Audited	Unaudited	Unaudited
	S$	S$	US$
Accounts receivable	887	413,873	319,800
Less: Allowance for credit losses	-	-	-
Accounts receivable, net	887	413,873	319,800

Under the terms of certain service agreements, overdue accounts receivable bear interest at 1.5% per month. No such interest was charged or recognized during the six months ended June 30, 2026. As of the date of these unaudited condensed consolidated financial statements, no amounts had been collected from the accounts receivable balance outstanding as of June 30, 2026.